UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2020 – June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

SEMI-ANNUAL REPORT (UNAUDITED)
June 30, 2020
• JNL® Investors Series Trust

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.5%
U.S. Government Agency Obligations 33.4%
Council of Federal Home Loan Banks
0.11%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (a) (b)	72,645	72,645
0.10%, (SOFR + 0.02%), 08/19/20 (a) (b)	38,980	38,980
0.12%, (SOFR + 0.04%), 08/25/20 (a) (b)	11,180	11,180
0.15%, (SOFR + 0.07%), 10/02/20 (a) (b)	39,000	39,000
0.18%, (SOFR + 0.10%), 10/06/20 (a) (b)	48,475	48,475
0.13%, (SOFR + 0.05%), 01/22/21 - 01/28/21 (a) (b)	42,700	42,700
0.16%, (SOFR + 0.08%), 07/23/21 (a) (b)	7,990	7,990
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.71%, 08/10/20 (b)	6,298	6,316
0.16%, (3M USD LIBOR + -0.17%), 09/04/20 (a) (b)	29,000	29,001
0.25%, (1M USD LIBOR + 0.07%), 12/28/20 (a) (b)	4,700	4,702
0.45%, 04/08/21 (b)	13,000	13,000
0.32%, (SOFR + 0.24%), 07/07/21 (a) (b)	42,000	42,000
Federal Farm Credit Banks Funding Corporation
0.20%, (1M USD LIBOR + 0.01%), 12/11/20 (a) (b)	5,396	5,396
0.31%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	17,000	17,000
0.25%, (1M USD LIBOR + 0.08%), 02/01/21 (a) (b)	34,300	34,300
0.22%, (1M USD LIBOR + 0.05%), 03/01/21 (a) (b)	23,500	23,500
0.18%, (SOFR + 0.10%), 05/07/21 (a) (b)	5,185	5,185
0.42%, (3M US Treasury Bill + 0.27%), 05/16/22 (a) (b)	8,800	8,795
Federal Home Loan Banks Office of Finance
0.13%, (1M USD LIBOR + -0.06%), 08/13/20 (a) (b)	98,700	98,700
2.63%, 10/01/20 (b)	9,050	9,073
0.44%, (3M USD LIBOR + -0.12%), 11/03/20 (a) (b)	31,450	31,452
0.19%, (3M USD LIBOR + -0.20%), 11/16/20 (a) (b)	42,000	42,000
0.15%, (1M USD LIBOR + -0.04%), 12/17/20 (a) (b)	122,000	122,000
0.17%, (3M USD LIBOR + -0.14%), 12/18/20 (a) (b)	14,395	14,396
1.24%, (3M USD LIBOR + -0.14%), 01/04/21 (a) (b)	1,130	1,130
1.18%, (3M USD LIBOR + -0.17%), 01/08/21 (a) (b)	26,675	26,675
0.93%, (3M USD LIBOR + -0.17%), 01/22/21 (a) (b)	31,495	31,495
Federal National Mortgage Association, Inc.
0.16%, (SOFR + 0.08%), 10/30/20 (a) (b)	26,680	26,680
2.88%, 10/30/20 (b)	37,025	37,175
		890,941
U.S. Treasury Bill 33.3%
Treasury, United States Department of
0.09%, 07/23/20 (c)	84,000	83,994
1.56%, 07/30/20 (c)	35,550	35,547
1.55%, 08/06/20 (c)	40,350	40,346
0.12%, 08/11/20 (c)	56,275	56,268
0.14%, 08/18/20 (c)	40,325	40,319
1.54%, 08/20/20 (c)	15,286	15,283
0.11%, 08/27/20 (c)	56,300	56,290
0.15%, 09/03/20 (c)	42,500	42,490
0.15%, 09/08/20 (c)	64,875	64,856
0.41%, 09/10/20 (c)	41,775	41,762
0.08%, 09/24/20 (c)	35,875	35,861
0.14%, 09/29/20 (c)	47,075	47,059
0.14%, 10/06/20 (c)	87,303	87,271
0.16%, 10/08/20 (c)	25,000	24,987
0.15%, 10/22/20 (c)	63,500	63,471
0.15%, 10/29/20 (c)	27,237	27,223
0.17%, 11/03/20 (c)	26,325	26,310
0.13%, 11/05/20 (c)	35,827	35,810
0.16%, 11/12/20 (c)	35,900	35,879
0.19%, 12/10/20 (c)	26,750	26,728
		887,754
Discount Notes 11.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.11%, 07/28/20 (b) (c)	7,750	7,749
1.82%, 07/31/20 (b) (c)	11,040	11,023
1.82%, 08/11/20 (b) (c)	14,718	14,687
Federal Home Loan Banks Office of Finance
0.12%, 07/22/20 (b) (c)	8,950	8,949
0.06%, 09/25/20 (b) (c)	35,000	34,995
0.40%, 03/09/21 (b) (c)	5,164	5,150
Federal Home Loan Mortgage Corporation
0.13%, 09/11/20 (b) (c)	60,000	59,984
0.14%, 09/21/20 (b) (c)	60,000	59,982
0.14%, 10/02/20 (b) (c)	85,000	84,969
0.14%, 10/19/20 (b) (c)	24,000	23,990
		311,478
U.S. Treasury Note 3.1%
Treasury, United States Department of
0.27%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	67,400	67,388
0.29%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	14,600	14,600
		81,988
Total Government And Agency Obligations (cost $2,172,161)		2,172,161
REPURCHASE AGREEMENTS 11.0%
Repurchase Agreements (d)		293,200
Total Repurchase Agreements (cost $293,200)		293,200
Total Investments 92.5% (cost $2,465,361)		2,465,361
Other Assets and Liabilities, Net 7.5%		200,561
Total Net Assets 100.0%		2,665,922

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at June 30, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.13%, due 08/15/44	812	1,122	0.07	06/30/20	07/01/20	1,100	1,100	1,100
BOA	Treasury, United States Department of, 1.13-8.13%, due 01/15/21-08/15/26	200	204	0.09	06/30/20	07/01/20	200	200	200
DUB	Federal National Mortgage Association, Inc., 0.00-2.13%, due 04/24/26-10/08/27	61,464	63,343	0.09	06/30/20	07/01/20	62,100	62,100	62,100
GSC	Government National Mortgage Association, 2.50-6.50%, due 12/15/21-01/15/54	41,874	44,982	0.07	06/30/20	07/01/20	44,100	44,100	44,100
HSB	Federal Home Loan Banks Office of Finance, 3.15%, due 07/17/34	205	208	0.09	06/30/20	07/01/20	200	200	200

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
HSB	Treasury, United States Department of, 0.00-1.13%, due 10/13/20-05/15/40	306	306	0.07	06/30/20	07/01/20	300	300	300
JPM	Federal National Mortgage Association, Inc., 4.69%, due 02/01/49	95	102
	Treasury, United States Department of, 2.50%, due 02/15/46	81	102
		176	204	0.07	06/30/20	07/01/20	200	200	200
NSI	Treasury, United States Department of, 0.13-7.88%, due 02/15/21-11/15/43	65,985	82,722	0.07	06/30/20	07/01/20	81,100	81,100	81,100
RBC	Treasury, United States Department of, 0.25%, due 07/15/29	14,690	16,116	0.07	06/30/20	07/01/20	15,800	15,800	15,800
TDS	Federal National Mortgage Association, Inc., 3.00-5.00%, due 01/01/33-04/01/49	62,298	68,070
	Federal Home Loan Mortgage Corporation, 3.50-4.50%, due 12/01/41-02/01/48	19,972	21,792
		82,270	89,862	0.09	06/30/20	07/01/20	88,100	88,100	88,100
									293,200

Composition as of June 30, 2020:
Government Securities	39.5%
Other Short Term Investments	60.5
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 85.0%
U.S. Treasury Bill 37.4%
Treasury, United States Department of
0.10%, 07/14/20 (a)	34,425	34,423
0.09%, 07/23/20 (a)	45,000	44,997
1.56%, 07/30/20 (a)	25,575	25,573
1.55%, 08/06/20 (a)	25,175	25,172
0.12%, 08/11/20 (a)	30,100	30,096
0.14%, 08/18/20 (a)	25,175	25,171
1.54%, 08/20/20 (a)	8,629	8,628
0.11%, 08/27/20 (a)	30,100	30,095
0.15%, 09/08/20 (a)	64,225	64,207
0.41%, 09/10/20 (a)	24,850	24,842
0.08%, 09/24/20 (a)	21,150	21,142
0.14%, 09/29/20 (a)	53,625	53,604
0.17%, 10/01/20 (a)	8,250	8,246
0.14%, 10/06/20 (a)	57,548	57,526
0.16%, 10/08/20 (a)	30,000	29,985
0.15%, 10/22/20 (a)	10,475	10,470
0.15%, 10/29/20 (a)	29,403	29,388
0.17%, 11/03/20 (a)	16,165	16,155
0.13%, 11/05/20 (a)	22,353	22,343
0.16%, 11/12/20 (a)	20,300	20,288
0.19%, 11/17/20 (a)	20,000	19,985
0.19%, 12/10/20 (a)	16,850	16,836
0.17%, 01/28/21 (a)	2,575	2,572
		621,744
U.S. Government Agency Obligations 27.8%
Council of Federal Home Loan Banks
0.11%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (b) (c)	50,765	50,765
0.10%, (SOFR + 0.02%), 08/19/20 (b) (c)	24,680	24,680
0.12%, (SOFR + 0.04%), 08/25/20 (b) (c)	4,940	4,940
0.15%, (SOFR + 0.07%), 10/02/20 (b) (c)	24,000	24,000
0.18%, (SOFR + 0.10%), 10/06/20 (b) (c)	38,390	38,390
0.13%, (SOFR + 0.05%), 01/28/21 (b) (c)	4,480	4,480
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.71%, 08/10/20 (c)	4,148	4,160
0.16%, (3M USD LIBOR + -0.17%), 09/04/20 (b) (c)	21,000	21,001
0.25%, (1M USD LIBOR + 0.07%), 12/28/20 (b) (c)	2,100	2,101
0.45%, 04/08/21 (c)	14,000	14,000
0.32%, (SOFR + 0.24%), 07/07/21 (b) (c)	46,000	46,000
Federal Farm Credit Banks Funding Corporation
0.20%, (1M USD LIBOR + 0.01%), 12/11/20 (b) (c)	1,953	1,953
0.31%, (3M US Treasury Bill + 0.16%), 01/19/21 (b) (c)	7,250	7,250
0.25%, (1M USD LIBOR + 0.08%), 02/01/21 (b) (c)	13,000	13,000
0.22%, (1M USD LIBOR + 0.05%), 03/01/21 (b) (c)	8,000	8,000
0.18%, (SOFR + 0.10%), 05/07/21 (b) (c)	3,335	3,335
0.42%, (3M US Treasury Bill + 0.27%), 05/16/22 (b) (c)	6,050	6,047
Federal Home Loan Banks Office of Finance
0.13%, (1M USD LIBOR + -0.06%), 08/13/20 (b) (c)	48,500	48,500
2.63%, 10/01/20 (c)	2,550	2,556
0.44%, (3M USD LIBOR + -0.12%), 11/03/20 (b) (c)	13,150	13,151
0.15%, (1M USD LIBOR + -0.04%), 12/17/20 (b) (c)	54,000	54,000
0.17%, (3M USD LIBOR + -0.14%), 12/18/20 (b) (c)	17,615	17,615
1.24%, (3M USD LIBOR + -0.14%), 01/04/21 (b) (c)	7,930	7,931
1.18%, (3M USD LIBOR + -0.17%), 01/08/21 (b) (c)	8,850	8,850
0.93%, (3M USD LIBOR + -0.17%), 01/22/21 (b) (c)	8,170	8,170
0.22%, (3M USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,673
Federal National Mortgage Association, Inc.
0.16%, (SOFR + 0.08%), 10/30/20 (b) (c)	8,030	8,030
2.88%, 10/30/20 (c)	17,075	17,144
		462,722
Discount Notes 18.5%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
0.11%, 07/28/20 (a) (c)	7,750	7,749
1.82%, 07/31/20 (a) (c)	5,760	5,751
1.82%, 08/11/20 (a) (c)	3,666	3,658
Federal Home Loan Banks Office of Finance
0.16%, 07/17/20 (a) (c)	37,000	36,997
0.12%, 07/22/20 (a) (c)	43,600	43,591
0.06%, 09/25/20 (a) (c)	56,300	56,292
Federal Home Loan Mortgage Corporation
0.13%, 09/11/20 (a) (c)	50,000	49,987
0.14%, 09/21/20 (a) (c)	48,000	47,985
0.14%, 10/02/20 (a) (c)	40,000	39,986
0.14%, 10/19/20 (a) (c)	15,000	14,994
		306,990
U.S. Treasury Note 1.3%
Treasury, United States Department of
0.27%, (3M US Treasury Bill + 0.12%), 01/31/21 (b)	12,475	12,473
0.45%, (3M US Treasury Bill + 0.30%), 10/31/21 (b)	8,645	8,665
		21,138
Total Government And Agency Obligations (cost $1,412,594)		1,412,594
REPURCHASE AGREEMENTS 7.7%
Repurchase Agreements (d)		127,100
Total Repurchase Agreements (cost $127,100)		127,100
Total Investments 92.7% (cost $1,539,694)		1,539,694
Other Assets and Liabilities, Net 7.3%		121,764
Total Net Assets 100.0%		1,661,458

(a) The coupon rate represents the yield to maturity.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) For repurchase agreements held at June 30, 2020, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.13%, due 08/15/44	74	102	0.07	06/30/20	07/01/20	100	100	100
BOA	Federal Farm Credit Banks Funding Corporation, Inc., 0.14%, due 12/03/20	16,925	16,927
	Federal Home Loan Banks Office of Finance, 0.15%, due 12/14/20	30,405	30,402
		47,330	47,329	0.09	06/30/20	07/01/20	46,400	46,400	46,400
GSC	Treasury, United States Department of, 0.00-1.25%, due 05/15/20-05/15/50	__	__

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
	Government National Mortgage Association, 3.00-4.00%, due 01/20/49-06/20/50	96	102
		96	102	0.07	06/30/20	07/01/20	100	100	100
HSB	Federal National Mortgage Association, Inc., 3.50%, due 11/01/39	95	102
	Federal Home Loan Mortgage Corporation, 3.18%, due 09/01/33	91	102
		186	204	0.09	06/30/20	07/01/20	200	200	200
NSI	Treasury, United States Department of, 0.13-4.38%, due 07/15/24-05/15/41	20,397	25,602	0.07	06/30/20	07/01/20	25,100	25,100	25,100
TDS	Federal National Mortgage Association, Inc., 3.00-5.00%, due 02/01/33-11/01/49	3,247	3,491
	Federal Home Loan Mortgage Corporation, 3.50-4.50%, due 06/01/45-06/01/48	1,567	1,711
		4,814	5,202	0.09	06/30/20	07/01/20	5,100	5,100	5,100
WFI	Federal National Mortgage Association, Inc., 0.25-6.63%, due 05/22/23-11/15/30	46,783	51,102	0.09	06/30/20	07/01/20	50,100	50,100	50,100
									127,100

Composition as of June 30, 2020:
Government Securities	31.4%
Other Short Term Investments	68.6
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
CORPORATE BONDS AND NOTES 58.5%
Financials 27.5%
AerCap Ireland Limited
4.63%, 10/30/20	2,500	2,509
AIG Global Funding
3.35%, 06/25/21 (a)	2,220	2,283
American Honda Finance Corporation
2.45%, 09/24/20	1,700	1,707
Bank of America Corporation
2.33%, 10/01/21	584	585
2.50%, 10/21/22	630	644
2.82%, 07/21/23 (b)	1,400	1,454
3.55%, 03/05/24	942	1,006
3.09%, 10/01/25	2,000	2,159
1.32%, 06/19/26	1,500	1,507
Barclays PLC
2.65%, 01/11/21	1,000	1,008
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,500	1,645
BBVA USA
3.50%, 06/11/21	1,500	1,535
Capital One Financial Corp.
1.21%, (3M USD LIBOR + 0.45%), 10/30/20 (b)	4,000	4,003
Citigroup Inc.
2.84%, 05/20/22	2,569	2,618
3.14%, 01/24/23	1,250	1,293
Citizens Bank, National Association
2.25%, 10/30/20	432	434
2.65%, 05/26/22	800	827
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,933
Credit Suisse Group AG
2.19%, 06/05/26 (a)	1,500	1,520
Credit Suisse Holdings (USA), Inc.
2.80%, 04/08/22	1,000	1,038
Danske Bank A/S
1.23%, 06/22/24 (a)	1,471	1,474
Diamond Finance International Limited
4.42%, 06/15/21 (a)	2,000	2,055
5.45%, 06/15/23 (a)	1,000	1,094
Fifth Third Bancorp
2.60%, 06/15/22	1,500	1,554
Ford Motor Credit Company LLC
3.16%, 08/04/20	1,500	1,498
General Motors Financial Company, Inc.
3.55%, 04/09/21	2,000	2,024
2.86%, (3M USD LIBOR + 1.55%), 01/14/22 (b)	1,805	1,776
Huntington Bancshares Incorporated
2.63%, 08/06/24	1,500	1,589
J.P. Morgan Chase & Co.
3.21%, 04/01/23	3,000	3,123
2.70%, 05/18/23	2,000	2,106
JPMorgan Chase & Co.
4.49%, (callable at 100 beginning 11/01/20) (c)	1,750	1,646
1.51%, 06/01/24	1,689	1,715
Lloyds Bank PLC
6.50%, 09/14/20 (a)	2,500	2,525
Lloyds Banking Group PLC
1.33%, 06/15/23 (d)	1,126	1,131
MassMutual Global Funding II
0.85%, 06/09/23 (a)	2,553	2,562
Metropolitan Life Global Funding I
0.90%, 06/08/23 (a)	2,000	2,012
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/22	2,000	2,075
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (c)	1,500	1,375
0.76%, (SOFR + 0.70%), 01/20/23 (b)	4,461	4,444
National Bank of Canada
2.10%, 02/01/23 (d)	1,500	1,542
Nordic Aviation Capital DAC
3.79%, 02/27/23 (e) (f)	1,750	1,321
PNC Bank, National Association
1.74%, 02/24/23	1,357	1,379
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (a)	2,503	2,577
Royal Bank of Canada
3.70%, 10/05/23 (d)	2,000	2,183
State Street Corporation
2.35%, 11/01/25	1,515	1,600
Sumitomo Mitsui Financial Group, Inc.
3.10%, 01/17/23	2,000	2,114
SunTrust Banks, Inc.
3.50%, 08/02/22	3,000	3,090
The Bank of New York Mellon Corporation
1.85%, 01/27/23	2,362	2,437
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	2,000	2,100
3.00%, 04/26/22	1,000	1,019
2.88%, 10/31/22	668	685
2.91%, 06/05/23	2,500	2,591
The Royal Bank of Scotland Group Public Limited Company
3.88%, 09/12/23	1,000	1,078
The Toronto-Dominion Bank
2.65%, 06/12/24	1,250	1,336
U.S. Bank National Association
3.40%, 07/24/23	2,000	2,164
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (a)	3,110	3,144
WEA Finance LLC
3.15%, 04/05/22 (a)	2,345	2,377
Wells Fargo & Company
2.19%, 04/30/26	2,000	2,066
Wells Fargo Bank, National Association
2.90%, 05/27/22	1,500	1,529
		107,818
Health Care 7.2%
AbbVie Inc.
2.30%, 05/14/21	1,500	1,520
2.30%, 11/21/22 (a)	1,250	1,293
2.60%, 11/21/24 (a)	2,000	2,122
Bristol-Myers Squibb Company
3.55%, 08/15/22 (a)	1,500	1,593
2.90%, 07/26/24 (a)	1,500	1,622
Cigna Holding Company
3.40%, 09/17/21	1,000	1,033
3.75%, 07/15/23	665	722
CVS Health Corporation
2.80%, 07/20/20	3,899	3,904
3.35%, 03/09/21	1,500	1,530
4.10%, 03/25/25	2,000	2,258
DH Europe Finance II S.à r.l.
2.05%, 11/15/22	3,070	3,170
Express Scripts Holding Company
2.33%, (3M USD LIBOR + 0.75%), 11/30/20 (b)	4,000	4,002
Mylan N.V.
3.75%, 12/15/20	150	152
UnitedHealth Group Incorporated
2.88%, 12/15/21	1,500	1,552
Upjohn Inc.
1.13%, 06/22/22 (a)	1,700	1,710
		28,183
Consumer Staples 4.8%
Altria Group, Inc.
3.49%, 02/14/22	1,500	1,565
2.35%, 05/06/25	999	1,051
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,250	1,402
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,057	1,148
BAT Capital Corp.
1.01%, (3M USD LIBOR + 0.59%), 08/14/20 (b)	1,250	1,250
2.76%, 08/15/22	3,387	3,507
Campbell Soup Company
3.65%, 03/15/23	572	610

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
Cargill, Incorporated
1.38%, 07/23/23 (a)	1,193	1,212
Conagra Brands, Inc.
1.82%, (3M USD LIBOR + 0.50%), 10/09/20 (b)	1,402	1,402
Kraft Heinz Foods Company
2.80%, 07/02/20	400	400
Mead Johnson Nutrition Company
3.00%, 11/15/20	638	644
PepsiCo, Inc.
0.75%, 05/01/23	1,000	1,009
Philip Morris International Inc.
1.50%, 05/01/25	1,070	1,094
Seven & I Holdings Co., Ltd.
3.35%, 09/17/21 (a)	1,304	1,342
Walmart Inc.
2.55%, 04/11/23	1,000	1,052
		18,688
Real Estate 4.3%
American Tower Corporation
2.40%, 03/15/25	1,351	1,421
Crown Castle International Corp.
2.25%, 09/01/21	1,500	1,526
3.15%, 07/15/23	1,000	1,065
Equinix, Inc.
2.63%, 11/18/24	2,000	2,129
Highwoods Realty Limited Partnership
3.63%, 01/15/23	2,491	2,582
Kimco Realty Corporation
3.20%, 05/01/21	2,000	2,025
Post Apartment Homes, L.P.
3.38%, 12/01/22	3,003	3,136
Retail Properties of America, Inc.
4.00%, 03/15/25	1,276	1,242
Service Properties Trust
4.25%, 02/15/21	136	136
SITE Centers Corp.
3.63%, 02/01/25	1,085	1,093
Weingarten Realty Investors
3.38%, 10/15/22	696	726
		17,081
Communication Services 3.6%
AT&T Inc.
3.80%, 03/01/24	1,250	1,373
Charter Communications Operating, LLC
4.46%, 07/23/22	3,000	3,198
Comcast Corporation
3.70%, 04/15/24	2,000	2,213
Sky Limited
3.13%, 11/26/22 (a)	1,806	1,916
The Walt Disney Company
1.75%, 01/13/26	2,535	2,601
Verizon Communications Inc.
3.38%, 02/15/25	2,500	2,771
		14,072
Information Technology 3.4%
Broadcom Inc.
3.13%, 10/15/22 (a)	1,500	1,562
2.25%, 11/15/23 (a)	1,000	1,033
Equifax Inc.
3.60%, 08/15/21	2,000	2,057
Hewlett Packard Enterprise Company
3.60%, 10/15/20	2,500	2,515
Infor, Inc.
1.45%, 07/15/23 (a)	431	434
1.75%, 07/15/25 (a)	677	680
NXP B.V.
4.13%, 06/01/21 (a)	930	955
4.63%, 06/15/22 (a)	1,250	1,331
Paypal Holdings, Inc.
2.40%, 10/01/24	2,586	2,745
		13,312
Consumer Discretionary 2.3%
Amazon.com, Inc.
0.80%, 06/03/25	1,500	1,510
BMW US Capital, LLC
2.70%, 04/06/22 (a)	1,500	1,540
Nissan Motor Acceptance Corporation
1.70%, (3M USD LIBOR + 0.39%), 07/13/20 (a) (b)	2,000	1,999
0.70%, (3M USD LIBOR + 0.39%), 09/28/20 (a) (b)	1,113	1,104
2.67%, 09/16/22 (e) (f)	1,500	1,478
Toyota Motor Credit Corporation
1.47%, (3M USD LIBOR + 0.15%), 10/09/20 (b)	500	500
Volkswagen International Finance N.V.
4.00%, 08/12/20 (a)	1,000	1,003
		9,134
Energy 2.2%
Chevron Corporation
1.55%, 05/11/25	1,000	1,029
Energy Transfer LP
5.20%, 02/01/22	1,449	1,516
Equinor ASA
1.75%, 01/22/26	939	961
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,750	1,847
MPLX LP
3.50%, 12/01/22	1,000	1,042
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,056
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,250	1,407
		8,858
Utilities 2.2%
National Rural Utilities Cooperative Finance Corporation
1.75%, 01/21/22 (g)	2,000	2,043
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	2,284	2,293
2.90%, 04/01/22	1,671	1,738
Pacific Gas And Electric Company
1.75%, 06/16/22 (g)	2,557	2,561
		8,635
Industrials 0.7%
Caterpillar Financial Services Corporation
1.45%, 05/15/25	1,675	1,719
International Lease Finance Corporation
4.63%, 04/15/21	1,000	1,007
		2,726
Materials 0.3%
Anglo American Capital PLC
3.75%, 04/10/22 (a)	1,000	1,030
Total Corporate Bonds And Notes (cost $224,488)		229,537
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 24.9%
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	680	681
Series 2019-A3-3, 2.06%, 05/18/22	3,126	3,182
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	1,471	1,473
Series 2017-A3-2A, 2.31%, 12/10/21	1,777	1,786
Bank Of The West Auto Trust
Series 2018-A3-1, 3.43%, 06/15/21	4,044	4,077
Series 2017-A3-1, 2.11%, 01/15/23	1,049	1,051
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/20	536	537
California Republic Auto Receivables Trust
Series 2018-B-1, 3.56%, 11/15/21	4,012	4,097
CarMax Auto Owner Trust
Series 2017-A3-2, 1.93%, 11/16/20	446	446
Series 2017-A3-3, 1.97%, 04/15/22	567	570
Series 2019-A2A-1, 3.02%, 07/15/22	742	746
Series 2018-A3-1, 2.48%, 11/15/22	776	785
Series 2018-A3-3, 3.13%, 06/15/23	401	409

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	1,670	1,676
Series 2019-A2-2, 2.11%, 03/14/23	4,000	3,983
Series 2018-A2-2, 3.09%, 12/15/25	416	417
Chesapeake Funding II LLC
Series 2017-A1-4A, 2.12%, 03/15/21	182	183
Series 2019-A1-1A, 2.94%, 05/15/22	1,709	1,733
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	93	92
Series 2019-A-1A, 3.33%, 08/15/24	810	801
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	737	766
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	726	728
Series 2018-A3-B, 3.19%, 06/15/22	357	357
COLT Mortgage Loan Trust
Series 2019-A1-1, 3.71%, 03/25/49 (b)	425	437
COMM Mortgage Trust
Series 2014-ASB-CR18, REMIC, 3.45%, 05/15/23	1,504	1,550
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	1,166	1,251
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	530	575
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21	818	821
Dell Equipment Finance Trust
Series 2018-A2-2, 3.16%, 08/24/20	44	44
Series 2018-A3-2, 3.37%, 06/22/21	463	470
Series 2017-B-2, 2.47%, 10/24/22	1,000	992
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	1,186	1,197
Series 2018-A4-ST2, 3.59%, 10/20/21	1,863	1,916
Series 2019-A2-MT3, 2.13%, 01/20/22	2,000	2,012
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	964	965
Series 2019-A2A-1, 2.66%, 05/16/22	299	300
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20	159	159
Series 2019-A-1A, 2.89%, 02/15/22	2,475	2,481
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	449	452
FREMF Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (b)	2,210	2,233
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	1,393	1,405
Series 2018-A-3A, 3.35%, 08/15/22	527	529
GM Financial Automobile Leasing Trust
Series 2019-A2A-2, 2.67%, 06/21/21	317	319
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2-1, 2.99%, 10/16/20	77	76
Series 2018-A4-2, 3.02%, 12/16/21	750	746
Series 2018-B-4, 3.45%, 09/16/22	1,158	1,185
Series 2019-B-2, 2.87%, 02/16/23	1,000	1,005
Series 2017-B-3A, 2.33%, 03/16/23	1,135	1,146
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,773
GMF Floorplan Owner Revolving Trust
Series 2017-B-2, 2.44%, 07/15/20	1,781	1,779
Series 2018-B-3, 3.49%, 09/15/20	1,685	1,691
Series 2018-A1-2, 3.13%, 03/15/21	1,300	1,319
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	2,674	2,678
Series 2019-A4-1, 3.21%, 10/17/22	1,000	1,017
Series 2017-A4-1, 2.36%, 01/20/23	497	499
Series 2018-A4-1, 2.83%, 06/17/24	747	751
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	657	663
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	2,076	2,063
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26	245	245
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	904	905
Series 2019-A3-1A, 2.21%, 09/20/29	864	877
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (b)	972	989
J.P. Morgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (b)	780	791
Series 2016-A1-2, REMIC, 2.72%, 09/25/22 (b)	1,273	1,265
Series 2014-A1-5, REMIC, 2.96%, 10/25/26 (b)	768	775
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (b)	637	645
Kubota Credit Owner Trust
Series 2018-A3-1A, 3.10%, 08/15/22	488	495
Marlin Leasing Receivables LLC
Series 2018-A3-1A, 3.36%, 04/20/23	550	552
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	634	662
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21	2,000	1,932
Morgan Stanley Capital I Trust
Series 2015-A4-MS1, REMIC, 3.78%, 05/16/25	404	443
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30	25	25
Series 2017-A-1A, 2.42%, 12/20/34	684	675
Nissan Auto Receivables Owner Trust
Series 2018-A3-B, 3.06%, 03/15/23	222	227
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30	1,597	1,588
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	796	797
Series 2018-A3-1A, 3.29%, 09/15/22	4,005	4,010
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	86	86
Sierra Timeshare Receivables Funding LLC
Series 2016-A-1A, 3.08%, 03/21/33	214	214
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	383	384
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21	215	215
Volvo Financial Equipment LLC
Series 2019-A3-1A, 3.00%, 01/18/22	2,000	2,033
Welk Resorts LLC
Series 2019-A-AA, 2.80%, 06/15/38	1,647	1,627
Wells Fargo Mortgage Backed Securities Trust
Series 2019-A7-1, REMIC, 4.00%, 11/25/48	146	146
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	1,588	1,590
WFRBS Commercial Mortgage Trust
Series 2013-A4-C13, REMIC, 3.00%, 04/17/23	524	545
Series 2014-A5-C25, REMIC, 3.63%, 11/18/24	500	539
World Omni Auto Receivables Trust
Series 2018-A2A-D, 3.01%, 10/15/20	87	87
Series 2019-A2-A, 3.02%, 10/15/20	1,356	1,357
Series 2017-A3-B, 1.95%, 02/15/23	766	774
World Omni Automobile Lease Securitization Trust
Series 2019-A2-A, REMIC, 2.89%, 01/15/21	166	166
World Omni Select Auto Trust
Series 2018-A3-1A, 3.46%, 03/15/23	873	877
Total Non-U.S. Government Agency Asset-Backed Securities (cost $97,252)		97,613
GOVERNMENT AND AGENCY OBLIGATIONS 14.8%
U.S. Treasury Note 8.3%
Treasury, United States Department of
1.13%, 06/30/21 - 08/31/21	7,000	7,069
1.25%, 10/31/21	3,000	3,043
1.50%, 10/31/21 - 11/30/21	5,858	5,964
1.38%, 01/31/22	3,500	3,567
1.75%, 07/15/22	2,000	2,064
0.50%, 03/15/23	2,200	2,219
0.25%, 04/15/23	4,000	4,009
0.13%, 05/31/22 - 05/15/23	4,500	4,495
		32,430

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

	Shares/Par[1]	Value ($)
U.S. Government Agency Obligations 2.9%
Federal Home Loan Bank of Atlanta
2.13%, 06/09/23 (h)	2,500	2,631
Federal Home Loan Mortgage Corporation
0.38%, 05/05/23 (h)	4,000	4,008
Federal National Mortgage Association, Inc.
0.25%, 05/22/23 (h)	5,000	4,993
		11,632
Mortgage-Backed Securities 2.5%
Federal Home Loan Mortgage Corporation
2.50%, 04/01/33	4,194	4,397
Federal National Mortgage Association, Inc.
TBA, 2.00%, 07/15/31 (i)	5,000	5,170
Government National Mortgage Association
4.50%, 03/20/41	261	289
		9,856
Collateralized Mortgage Obligations 1.1%
Federal Home Loan Mortgage Corporation
Series BP-3738, REMIC, 4.00%, 12/15/38	15	16
Series KN-3763, REMIC, 3.00%, 02/15/39	270	276
Series AB-3967, REMIC, 2.00%, 03/15/41	236	241
Series AB-3774, REMIC, 3.50%, 12/15/20	14	14
Series AD-4032, REMIC, 2.00%, 10/15/41	260	264
Series PA-4842, REMIC, 4.00%, 04/15/46	1,521	1,575
Series YA-4820, REMIC, 3.50%, 06/15/48	1,104	1,143
Federal National Mortgage Association, Inc.
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	81	82
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	218	224
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	234	239
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	328	356
		4,430
Total Government And Agency Obligations (cost $57,698)		58,348
SHORT TERM INVESTMENTS 3.6%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.02% (j) (k)	9,306	9,306
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.15% (j) (k)	4,768	4,768
Total Short Term Investments (cost $14,074)		14,074
Total Investments 101.8% (cost $393,512)		399,572
Other Derivative Instruments 0.0%		9
Other Assets and Liabilities, Net (1.8)%		(7,242)
Total Net Assets 100.0%		392,339

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of June 30, 2020, the value and the percentage of net assets of these liquid securities was $50,749 and 12.9% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of June 30, 2020.

(h) The security is a direct debt of the agency and not collateralized by mortgages.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2020, the total payable for investments purchased on a delayed delivery basis was $5,138.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2020.

Composition as of June 30, 2020:
Financials	27.0%
Non-U.S. Government Agency ABS	24.4
Government Securities	11.0
Health Care	7.0
Consumer Staples	4.7
Real Estate	4.3
U.S. Government Agency MBS	3.6
Communication Services	3.5
Information Technology	3.3
Consumer Discretionary	2.3
Energy	2.2
Utilities	2.2
Industrials	0.7
Materials	0.3
Other Short Term Investments	2.3
Securities Lending Collateral	1.2
Total Investments	100.0%

JNL/PPM America Low Duration Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nissan Motor Acceptance Corporation, 2.67%, 09/16/22	08/28/19	1,500	1,478	0.4

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

JNL/PPM America Low Duration Bond Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 3.79%, 02/27/23	02/06/20	1,750	1,321	0.3
		3,250	2,799	0.7

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	322	October 2020	71,082	5	22

Short Contracts
United States 5 Year Note	(124)	October 2020	(15,578)	4	(13)

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC. The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by Jackson National Asset Management, LLC and their affiliates, and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC serves as the Adviser and Administrator for the JNL Government Money Market Fund. This investment is included in Investments – affiliated in the Statement of Assets and Liabilities and the associated income is included in Affiliated income in the Statement of Operations. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended June 30, 2020. The following table details the investment held during the period ended June 30, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	3,257	289,778	283,729	30	9,306	2.4

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended June 30, 2020.

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 10.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2020

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BOA - Bank of America
DUB - Deutsche Bank AG.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBC – Royal Bank of Canada
TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2020

	JNL Government Money Market Fund		JNL Securities Lending Collateral Fund		JNL/PPM America Low Duration Bond Fund
Assets
Investments - unaffiliated, at value		$2,172,161		$1,412,594	$385,498
Investments - affiliated, at value		—		—	14,074
Repurchase agreements, at value		293,200		127,100	—
Variation margin on futures		—		—	9
Cash		200,506		121,720	2,155
Receivable from:
Investment securities sold		—		—	2,102
Fund shares sold		—		—	106
Dividends and interest		666		337	1,858
Deposits with brokers and counterparties		—		—	133
Other assets		10		4	4
Total assets		2,666,543		1,661,755	405,939
Liabilities
Payable for:
Investment securities purchased		—		—	8,172
Return of securities loaned		—		—	4,768
Fund shares redeemed		—		—	450
Advisory fees		388		54	145
Administrative fees		—		—	41
Dividends		73		214	—
Board of trustee fees		157		27	24
Other expenses		3		2	—
Total liabilities		621		297	13,600
Net assets		$2,665,922		$1,661,458	$392,339
Net assets consist of:
Paid-in capital(a)		$2,665,914		$1,661,435	$386,270
Total distributable earnings (loss)(a)		8		23	6,069
Net assets		$2,665,922		$1,661,458	$392,339
Net assets - Class A/Institutional Class		$2,665,922		$1,661,458	$—
Shares outstanding - Class A/Institutional Class		2,665,915		1,661,432	—
Net asset value per share - Class A/Institutional Class		$1.00		$1.00	$10.64
Net assets - Class I	$	N/A	$	N/A	$392,339
Shares outstanding - Class I		N/A		N/A	36,611
Net asset value per share - Class I	$	N/A	$	N/A	$10.72
Investments - unaffiliated, at cost		$2,172,161		$1,412,594	$379,438
Investments - affiliated, at cost		—		—	14,074
Repurchase agreements, at cost		293,200		127,100	—
Securities on loan included in
Investments - unaffiliated, at value		—		—	4,672

(a)

For funds structured as partnerships for federal income tax purposes, Paid-in capital represents partners' capital and Total distributable earnings (loss) represents net unrealized appreciation (depreciation) on investments and foreign currency.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Six Months Ended June 30, 2020

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund	JNL/PPM America Low Duration Bond Fund
Investment income
Dividends (a)	$—	$—	$30
Interest	11,188	5,073	7,056
Securities lending (a)	—	—	4
Total investment income	11,188	5,073	7,090

Expenses
Advisory fees	2,644	329	950
Administrative fees	—	—	275
Legal fees	7	4	1
Board of trustee fees	25	18	5
Chief compliance officer fees	2	1	—
Other expenses	5	12	3
Total expenses	2,683	364	1,234
Expense waiver	(1)	—	—
Net expenses	2,682	364	1,234
Net investment income (loss)	8,506	4,709	5,856

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	134	21	2,762
Futures contracts	—	—	907
Net change in unrealized appreciation
(depreciation) on:
Investments - unaffiliated	—	—	1,148
Futures contracts	—	—	(53)
Net realized and unrealized gain (loss)	134	21	4,764
Change in net assets from operations	$8,640	$4,730	$10,620
(a) Affiliated income	$—	$—	$34

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Six Months Ended June 30, 2020

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund	JNL/PPM America Low Duration Bond Fund
Operations
Net investment income (loss)	$8,506	$4,709	$5,856
Net realized gain (loss)	134	21	3,669
Net change in unrealized appreciation
(depreciation)	—	—	1,095
Change in net assets from operations	8,640	4,730	10,620
Distributions to shareholders
From distributable earnings
Class A/Institutional Class	(8,506)	(4,709)	—
Total distributions to shareholders	(8,506)	(4,709)	—
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	25,741,707	17,257,451	—
Class I	N/A	N/A	54,625
Cost of shares redeemed
Class A/Institutional Class	(25,768,788)	(16,941,235)	—
Class I	N/A	N/A	(266,835)
Change in net assets from
share transactions	(27,081)	316,216	(212,210)
Change in net assets	(26,947)	316,237	(201,590)
Net assets beginning of period	2,692,869	1,345,221	593,929
Net assets end of period	$2,665,922	$1,661,458	$392,339

[1]Share transactions
Shares sold
Class A/Institutional Class	25,741,707	17,257,451	—
Class I	N/A	N/A	5,166
Shares redeemed
Class A/Institutional Class	(25,768,788)	(16,941,235)	—
Class I	N/A	N/A	(25,154)
Change in shares
Class A/Institutional Class	(27,081)	316,216	—
Class I	N/A	N/A	(19,988)
Purchases and sales of long term
investments
Purchase of securities	$99,114	$91,208	$283,841
Purchase of U.S. government securities	247,057	118,864	168,331
Total purchases	$346,171	$210,072	$452,172
Proceeds from sales of securities	$11,599	$375	$477,922
Proceeds from sales of U.S. government
securities	732,392	280,851	180,299
Total proceeds from sales	$743,991	$281,226	$658,221

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2019

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund	JNL/PPM America Low Duration Bond Fund
Operations
Net investment income (loss)	$60,358	$30,422	$16,730
Net realized gain (loss)	(8)	1	4,836
Net change in unrealized appreciation
(depreciation)	—	—	7,645
Change in net assets from operations	60,350	30,423	29,211
Distributions to shareholders
From distributable earnings
Class A/Institutional Class	(60,358)	(30,421)	—
Total distributions to shareholders	(60,358)	(30,421)	—
Share transactions[1]
Proceeds from the sale of shares
Class A/Institutional Class	35,305,751	26,876,740	—
Class I	N/A	N/A	21,626
Cost of shares redeemed
Class A/Institutional Class	(35,183,347)	(27,737,884)	—
Class I	N/A	N/A	(147,707)
Change in net assets from
share transactions	122,404	(861,144)	(126,081)
Change in net assets	122,396	(861,142)	(96,870)
Net assets beginning of year	2,570,473	2,206,363	690,799
Net assets end of year	$2,692,869	$1,345,221	$593,929

[1]Share transactions
Shares sold
Class A/Institutional Class	35,305,751	26,876,740	—
Class I	N/A	N/A	2,094
Shares redeemed
Class A/Institutional Class	(35,183,347)	(27,737,884)	—
Class I	N/A	N/A	(14,230)
Change in shares
Class A/Institutional Class	122,404	(861,144)	—
Class I	N/A	N/A	(12,136)

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

			Increase (decrease) from investment operations			Distributions from					Supplemental data					Ratios(a)
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)(b) (c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)(d)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)		Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)(b)

JNL Government Money Market Fund
Institutional Class
06/30/20		1.00	0.00	0.00	0.00	(0.00)	(g)	—	1.00	0.33	2,665,922	N/A		0.19		0.19	0.59
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A		0.19		0.19	2.05
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.71	2,570,473	N/A		0.19		0.19	1.69
12/31/17		1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.73	3,621,944	N/A		0.19		0.19	0.73
12/31/16		1.00	—	—	—	(0.00)	(g)	—	1.00	0.25	3,484,674	N/A		0.19	(h)	0.19	0.25
12/31/15		1.00	—	—	—	(0.00)	(g)	—	1.00	0.05	3,080,670	N/A		0.20	(h)	0.19	0.05

JNL Securities Lending Collateral Fund
Institutional Class
06/30/20		1.00	0.00	0.00	0.00	(0.00)	(g)	—	1.00	0.37	1,661,458	N/A		0.04		0.04	0.57
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.21	1,345,221	N/A		0.04		0.04	2.19
12/31/18	*	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	2,206,363	N/A		0.04		0.04	2.12

JNL/PPM America Low Duration Bond Fund(i)
Class A
06/30/20		10.43	0.11	0.10	0.21	—		—	10.64	2.01	0	79		0.75		0.75	2.02
12/31/19		10.03	0.21	0.19	0.40	—		—	10.43	3.99	1	116	(j)	0.74		0.74	2.05
12/31/18		10.12	0.21	(0.09)	0.12	(0.21)		—	10.03	1.16	0	125	(j)	0.72		0.72	2.04
12/31/17		10.00	0.11	0.01	0.12	(0.00)	(g)	—	10.12	1.21	1	134		0.73		0.73	1.13
12/31/16		9.96	0.11	0.05	0.16	(0.12)		—	10.00	1.62	892,341	110	(j)	0.74		0.74	1.09
12/31/15		10.01	0.10	(0.05)	0.05	(0.10)	(k)	—	9.96	0.51	717,566	113	(j)	0.74	(l)	0.74 (l)	0.98

Class I
06/30/20		10.49	0.11	0.12	0.23	—		—	10.72	2.19	392,339	79		0.45		0.45	2.13
12/31/19		10.05	0.26	0.18	0.44	—		—	10.49	4.38	593,928	116	(j)	0.44		0.44	2.53
12/31/18		10.12	0.23	(0.09)	0.14	(0.21)		—	10.05	1.36	690,799	125	(j)	0.44		0.44	2.22
12/31/17	‡‡	10.12	0.04	(0.04)	0.00	—		—	10.12	0.00	591,584	134		0.45		0.45	1.64

*	Commencement of operations was as follows: August 13, 2018 - JNL Securities Lending Collateral Fund.
‡‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)

Net investment income(loss) per share and ratios of net investment income(loss) to average net assets for Class I shares can be less than Class A shares for JNL/PPM America Low Duration Bond Fund or can be significantly more than Class A shares for the Fund because of the timing of income received in the Fund. Additionally, the net assets for Class I shares increased significantly in the Fund after the Funds of Funds investment in the underlying fund was sold in Class A and purchased in Class I effective September 25, 2017.

(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.
(e)

Portfolio turnover is not annualized for periods of less than one year. Dollar roll transactions are excluded for purposes of calculating portfolio turnover. Portfolio turnover is calculated on the basis of the Fund as a whole, without distinguishing between the classes of shares issued.

(f)

The expenses or expense waivers for JNL/PPM America Low Duration Bond Fund’s Class A shares were $0.01 for certain days during the period. This was a result of the net assets of the Fund being at a level to generate an expense allocation between $0.005 and $0.015 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class A shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class A shares acquired during the period.

(g)	Amount represents less than $0.005.
(h)	Includes payments for recovery of contractual expense waivers.
(i)

Prior to September 25, 2017, the Fund accrued the Rule 12b-1 fee at the maximum annual rate up to 0.20% of the average daily net assets of Class A shares of the Fund. Effective September 25, 2017, the maximum annual rate for Rule 12b-1 fees paid by the Fund changed from 0.20% to 0.30% of the average daily net assets of the Class A shares of the Fund.

(j)	Portfolio turnover including dollar roll transactions for JNL/PPM America Low Duration Bond Fund was 121%, 115%, 125% and 116% in 2015, 2016, 2018 and 2019, respectively.
(k)	Distribution amount for the JNL/PPM America Low Duration Bond Fund includes a return of capital distribution, which was less than $0.005 per share for the year ended December 31, 2015.
(l)	The ratio of net and total expenses to average net assets for the JNL/PPM America Low Duration Bond Fund excluding a reimbursement of 24f-2 fees was 0.74%.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2020 consisted of three (3) separate series, JNL Government Money Market Fund, JNL Securities Lending Collateral Fund and JNL/PPM America Low Duration Bond Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), serves as investment adviser and administrator to each of the Funds. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc owns a majority interest in Jackson Financial Inc. and is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd., a subsidiary of M&G plc, a company incorporated in the United Kingdom. Effective July 17, 2020, Athene Co-Invest Reinsurance Affiliate 1A Ltd., a Bermuda Class C insurer under the Bermuda Insurance Act 1978, owns a minority interest in Jackson Financial Inc.

PPM America, Inc., the sub-adviser (the "Sub-Adviser") for JNL/PPM America Low Duration Bond Fund, is an affiliate of JNAM. Wellington Management Company LLP serves as Sub-Adviser for JNL Government Money Market Fund and JNL Securities Lending Collateral Fund.

JNL/PPM America Low Duration Bond Fund offers Class A shares and Class I shares. Class A shares and Class I shares differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. From time to time, the Fund may have significant subscription and redemption activity which, when executed at the net asset value (“NAV”) rounded to two decimals, can impact the NAV per share of either class and cause a divergence in the NAV between each class. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights. Shares of JNL/PPM America Low Duration Bond Fund are available for sale to Jackson and to certain series of the JNL Series Trust and Jackson Variable Series Trust, open-end management investment companies advised by JNAM. JNL Government Money Market Fund and JNL Securities Lending Collateral Fund presently offer an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at June 30, 2020.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The NAV of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the Investment Company Act of 1940, as amended. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. If a valuation from a third-party pricing service is unavailable or it is determined that such valuation does not approximate fair market value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair market value. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2020

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. As a partnership, JNL/PPM America Low Duration Bond Fund is not required to distribute net investments income or realized capital gains for federal income tax purposes; therefore, undistributed net investment income and accumulated net realized gain/loss of the Fund are reclassified to paid-in-capital on a semi-annual basis. The JNL Government Money Market Fund and JNL Securities Lending Collateral Fund declare dividends from net investment income daily and pay dividends monthly. Distributions of net realized capital gains, if any, are distributed by JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income, and value, by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU modify the disclosure requirements on fair value measurements. Among the requirements, entities will be required to make additional disclosures about significant unobservable inputs in developing Level 3 fair value measurements and are permitted to remove disclosure of the amount and reason for transfers between Level 1 and Level 2. This ASU was effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds have fully adopted the amendments and the Topic 820 disclosures have been modified to conform to the amendments.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2020

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2020 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,172,161	—	2,172,161
Repurchase Agreements	—	293,200	—	293,200
	—	2,465,361	—	2,465,361
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	1,412,594	—	1,412,594
Repurchase Agreements	—	127,100	—	127,100
	—	1,539,694	—	1,539,694
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	226,738	2,799	229,537
Non-U.S. Government Agency Asset-Backed Securities	—	97,613	—	97,613
Government And Agency Obligations	—	58,348	—	58,348
Short Term Investments	14,074	—	—	14,074
	14,074	382,699	2,799	399,572
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	22	—	—	22
	22	—	—	22
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(13)	—	—	(13)
	(13)	—	—	(13)

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2020.

NOTE 4. SECURITIES INVESTMENTS AND INVESTMENT RISKS

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street Bank and Trust Company (“State Street” or "Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market

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value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the 1940 Act. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to JNL/PPM America Low Duration Bond Fund and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Cash collateral received from the borrower is recorded in the Statement of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Fund as Investments - affiliated, at value on the Statement of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in Investments - unaffiliated, at value on the Statement of Assets and Liabilities. The Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The Fund may receive non-cash collateral in the form of securities received, which the Fund may not sell or re-pledge and accordingly are not reflected in the Statement of Assets and Liabilities.

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase

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agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

Delayed-Delivery Securities. JNL/PPM America Low Duration Bond Fund may purchase or sell securities on a delayed-delivery basis, including To Be Announced (“TBA”) or “To Be Acquired” securities. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. In TBA transactions, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities transactions. When delayed-delivery purchases are outstanding, the Fund is required to have sufficient cash and/or liquid securities to cover its commitments on these transactions. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights of ownership of the security, including the risk of price and yield fluctuations, and considers such fluctuations when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and the Fund may sell delayed-delivery securities before they are delivered, which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains or losses with respect to the security. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. In connection with TBA transactions, the Fund may maintain a short position related to certain securities. In connection with these transactions, the Fund owns an equal amount of the securities or holds securities convertible (or exchangeable) into an equal amount of the securities, of the same issuer, as the position held short.

Mortgage-Backed Dollar and Treasury Roll Transactions. JNL/PPM America Low Duration Bond Fund may purchase or sell mortgage-backed or Treasury securities and simultaneously contract to sell or repurchase securities at a future date at an agreed upon price. The Fund may only enter into covered rolls. A “covered roll” is a type of dollar or Treasury roll for which a Fund maintains offsetting positions in cash, U.S. Government securities, or other liquid assets which mature on or before the forward sale or repurchase settlement date of the dollar or Treasury roll transaction. During the period between the purchase or sale and subsequent sale or repurchase, a Fund foregoes interest and principal paid on the mortgage-backed or Treasury securities. A Fund is compensated by the interest earned on the cash proceeds of the sale and from negotiated fees paid by brokers offered as an inducement to the Fund to “roll over” its purchase commitments. A Fund may dispose of “covered roll” securities after they are entered into and close these positions before their maturity, which may result in a realized gain or loss.

Dollar or Treasury roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

In a mortgage-backed or Treasury securities roll transaction, if the repurchased security is determined to be similar, but not substantially the same, the transaction is accounted for as a purchase and sale. Any gains, losses and any income or fees earned are recorded to realized gain or loss. If the repurchased security is determined to be substantially the same, the transaction is accounted for as a secured borrowing, rather than as a purchase and sales transaction. Any income or fees earned are recorded to investment income and financing costs associated with the transaction are recorded to interest expense. For the period ended June 30 2020, JNL/PPM America Low Duration Bond Fund did not transact in Treasury transactions characterized as secured borrowing transactions.

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

LIBOR Replacement Risk. In addition to other interbank offered rates, the most common benchmark rate for floating rate securities is London Interbank Offered Rate (LIBOR), which is the rate of interest offered on short-term interbank deposits, as determined by trading between major international banks. The UK Financial Conduct Authority has announced that LIBOR rates will no longer be published after the end of 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. However, questions around the rate transition’s effect on the liquidity of securities and how to appropriately adjust these rates at the time of transition remain undetermined for the Funds. The effects of discontinuation of LIBOR on the Funds

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will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. COVID-19, the novel respiratory disease also known as “coronavirus,” which was first detected in China in December 2019, has now been declared a pandemic by the World Health Organization. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like the coronavirus. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of the COVID-19 pandemic and its effects cannot be determined with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Funds and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds' Sub-Advisers attempt to limit counterparty risk by only entering into Master

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Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded derivative transactions such as futures contracts. Futures contracts require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at a Futures Commissions Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. A Fund receives from or pays to the FCM an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by the JNL/PPM America Low Duration Bond Fund are discussed in the following paragraph.

Futures Contracts. JNL/PPM America Low Duration Bond Fund entered into futures contracts to obtain exposure to or hedge changes in interest rates and foreign currency rates and to replicate Treasury bond positions. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2020, variation margin related to futures contracts is reflected as Variation margin on futures contracts in the Statement of Assets and Liabilities. None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2020. During the period ended June 30, 2020, realized gain loss and change in unrealized appreciation (depreciation) on futures contracts is reflected for such investments in the Statement of Operations. Net exposure to the Fund for futures contracts is the variation margin on futures contracts in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2020, the Fund had $133 (in thousands) cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2020, as disclosed in the Schedule of Investments and the amounts of realized gains and losses and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2020, the average monthly notional value at purchase of futures in the Fund was $131,218 (in thousands).

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Advisers as compensation for their services. JNL/PPM America Low Duration Bond Fund is obligated to pay JNAM an annual rate of 0.35% for net assets up to $500 million, 0.30% for net assets between $500 million and $3 billion, 0.29% for net assets between $3 billion and $5 billion and 0.28% for net assets over $5 billion. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion. JNL Securities Lending Collateral Fund is obligated to pay JNAM an annual rate of 0.04% for net assets up to $3 billion, 0.035% for net assets between $3 billion and $5 billion and 0.03% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Funds. JNL/PPM America Low Duration Bond Fund pays JNAM an Administrative Fee at an annual rate of 0.10% of average daily net assets up to $3 billion and 0.09% of average daily net assets over $3 billion. The fee is accrued daily and paid monthly. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the

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Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Effective March 16, 2020, pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s net investment income for the period. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2020, JNAM did not recover any previously reimbursed expenses.  At June 30, 2020, the amount of potentially recoverable expenses (in thousands) was $1.

Distribution Fees. JNL/PPM America Low Duration Bond Fund has adopted a Distribution Plan (the “Plan”) pursuant to the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the Plan, Class A shares of the Fund pays a distribution and/or service fee (“Rule 12b-1 fee”) to Jackson National Life Distributors LLC (“JNLD”), an affiliate of the Adviser, for the purpose of paying for certain distribution, administrative, or related service expenses from the sale and distribution of the Fund’s Class A shares. To the extent consistent with existing law and the Plan, JNLD may use the Rule 12b-1 fees to reimburse or compensate broker-dealers, administrators or others for providing distribution, administrative or other services. The Fund’s Plan is structured as a compensation plan. Under a compensation plan, the distributor may receive 12b-1 fees in excess of the allowable distribution and related shareholder servicing expenses, but not exceeding the maximum 12b-1 fee, which may be applied to future periods when distribution and related shareholder servicing expenses are less than the maximum 12b-1 fee set by the Plan. Under the Plan, the maximum annual rate for Rule 12b-1 fees paid by the Class A shares of the Fund is 0.30% of the average daily net assets of the Class A shares of the Fund. The Fund pays the fee monthly to JNLD. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. Amounts charged pursuant to the Plan, if any, are reflected as 12b-1 fees (Class A) in the Fund’s Statement of Operations. Class I shares of the JNL/PPM America Low Duration Bond Fund and Institutional Class shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund have no Rule 12b-1 Fees.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in board of trustees fees set forth in the Statements of Operations.

NOTE 8. BORROWING ARRANGEMENTS

The Trust is party to a Syndicated Credit Agreement (“SCA”) with a group of lenders. The JNL/PPM America Low Duration Bond Fund participates in the SCA with other funds managed by JNAM (“Participating Funds”) in a credit facility which is available solely to finance shareholder redemptions or for other temporary or emergency purposes. The Participating Funds may borrow up to $640,000,000, the amount available under the facility; the limits set for borrowing by the Participating Funds’ prospectuses and the 1940 Act; or an amount prescribed within the SCA. JNL/PPM America Floating Rate Income Fund, a series of JNL Series Trust and a Participating Fund managed by JNAM, has priority to utilize $100,000,000 of the SCA under an InterFund Allocation Agreement. The Participating Funds pay an annual fee of 0.15% of the available commitments. These fees are allocated 7.8% to the JNL/PPM America Floating Rate Income Fund, in accordance with the InterFund Allocation Agreement, and 92.2% to the other Participating Funds based on each Participating Fund’s net assets as a percentage of the Participating Funds’ total net assets. During the period, the Participating Funds paid an annual administration fee to JPMorgan Chase Bank, N.A. which is allocated in the same manner as the commitment fee. The fees related to the SCA are included in Other expenses in each Fund’s Statement of Operations. No amounts were borrowed under the facility during the period.

Pursuant to an Exemptive Order issued by the SEC, the Funds, along with certain other funds advised by JNAM, may participate in an InterFund Lending Program (“Program”). The Program provides an alternative credit facility allowing a Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are included in Receivable for Interfund lending or Payable for Interfund lending, as appropriate, in the Fund’s Statement of Assets and Liabilities. No amounts were borrowed through the Program during the period.

NOTE 9. INCOME TAX MATTERS

JNL/PPM America Low Duration Bond Fund is treated as a partnership for federal income tax purposes. This Fund is generally not subject to federal income tax, and therefore, there is no provision for federal income taxes. JNL/PPM America Low Duration Bond Fund is treated as a separate entity for federal income tax purposes.

Each Fund, except JNL/PPM America Low Duration Bond Fund, is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2020

The following information for the Funds treated as RICs is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2020, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for Funds treated as RICs for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	2,465,361	2	(2)	—
JNL Securities Lending Collateral Fund	1,539,694	7	(7)	—

The tax character of distributions paid by the Funds treated as RICs (in thousands) during the Funds' fiscal year ended December 31, 2019 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	61,566	—	—
JNL Securities Lending Collateral Fund	32,753	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2016, 2017, 2018 and 2019 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2020.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

JNL Investors Series Trust

Additional Disclosures (Unaudited)

June 30, 2020

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees for JNL/PPM America Low Duration Bond Fund and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%) ‡	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/20($)	Ending Account Value 06/30/20($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Institutional Class	0.19	1,000.00	1,003.30	0.95	1,000.00	1,023.92	0.96
JNL Securities Lending Collateral Fund
Institutional Class	0.04	1,000.00	1,003.70	0.20	1,000.00	1,024.66	0.20
JNL/PPM America Low Duration Bond Fund
Class A	0.75	1,000.00	1,020.10	3.77	1,000.00	1,021.13	3.77
Class I	0.45	1,000.00	1,021.90	2.26	1,000.00	1,022.63	2.26

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 182/366 (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings. JNL/PPM America Low Duration Bond Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available (1) without charge, upon request by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust	PRSRT STD U.S. POSTAGE PAID
One Corporate Way Lansing, MI 48951	JACKSON NATIONAL ASSET MANAGEMENT L.L.C.

CMV8375 08/20

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 2, 2020

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 2, 2020

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.